Members' and Stockholders' Equity (Tables)	3 Months Ended
Mar. 31, 2022
Equity [Abstract]
Schedule of Other Ownership Interests
The following table summarizes the ownership of The Hagerty Group as of March 31, 2022:

Owner	Units Owned	Ownership Percentage
Hagerty, Inc. controlling interest	82,452,214	24.7%
Non-controlling interest	251,033,906	75.3%
Total	333,486,120	100.0%